BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2019
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2.       BASIS OF PRESENTATION

These consolidated financial statements have been prepared by management of the Company in accordance with International Financial Reporting Standards (“IFRS”)as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved by the Company’s Board of Directors (“Board”) on March 30, 2020.